	APPLIED FINANCE SELECT FUND
Schedule of Investments		January 31, 2024 (unaudited)
97.95%	COMMON STOCK	Shares	Value

9.97%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A(A) . . . . . . . .	85,420	$ 11,967,342
	META Platforms, Inc.(A) . . . . . . . .	37,745	14,725,834
	Verizon Communications, Inc. . . . . .	325,007	13,764,046
	The Walt Disney Co. . . . . . . . . .	132,502	12,726,817
			53,184,039
10.22%	CONSUMER DISCRETIONARY
	Aptiv plc(A) . . . . . . . . . . . . . .	119,950	9,755,534
	Darden Restaurants, Inc. . . . . . . .	68,611	11,154,776
	DR Horton, Inc. . . . . . . . . . . .	84,000	12,004,440
	LKQ Corp. . . . . . . . . . . . . . .	226,908	10,589,796
	Lowe’s Cos., Inc. . . . . . . . . . . .	51,590	10,980,416
			54,484,962
6.35%	CONSUMER STAPLES
	Constellation Brands, Inc. . . . . . . .	35,547	8,711,859
	Target Corp. . . . . . . . . . . . . .	60,318	8,389,027
	Tyson Foods, Inc. Class A . . . . . . .	171,854	9,410,725
	Walgreens Boots Alliance, Inc. . . . . .	326,023	7,358,339
			33,869,950
3.93%	ENERGY
	Chevron Corp. . . . . . . . . . . . .	43,245	6,375,610
	ConocoPhillips . . . . . . . . . . . .	59,603	6,667,788
	Valero Energy Corp. . . . . . . . . .	56,908	7,904,521
			20,947,919
13.67%	FINANCIALS
	Ameriprise Financial, Inc. . . . . . . .	26,114	10,101,679
	Bank of America Corp. . . . . . . . .	296,821	10,094,882
	Fiserv, Inc.(A) . . . . . . . . . . . . .	74,093	10,511,574
	JPMorgan Chase & Co. . . . . . . . .	60,919	10,621,837
	Mastercard, Inc. Class A . . . . . . .	23,447	10,533,096
	MetLife, Inc. . . . . . . . . . . . . .	155,562	10,783,558
	The Travelers Companies, Inc. . . . . .	48,371	10,223,695
			72,870,321
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QUARTERLY REPORT

	APPLIED FINANCE SELECT FUND
Schedule of Investments - continued		January 31, 2024 (unaudited)
12.38%	HEALTH CARE	Shares	Value

	CVS Health Corp. . . . . . . . . . .	97,633	$ 7,260,966
	Danaher Corp. . . . . . . . . . . . .	36,103	8,661,471
	Incyte Corp.(A) . . . . . . . . . . . .	120,000	7,052,400
	McKesson Corp. . . . . . . . . . . .	16,876	8,436,144
	Merck & Company, Inc. . . . . . . . .	72,352	8,738,675
	Regeneron Pharmaceuticals, Inc.(A) . . .	8,828	8,322,862
	Stryker Corp. . . . . . . . . . . . .	28,614	9,599,425
	Thermo Fisher Scientific, Inc. . . . . .	14,685	7,914,921
			65,986,864
8.59%	INDUSTRIALS
	Cummins, Inc. . . . . . . . . . . . . . . . . . . . . . . . .	34,588	8,276,908
	Quanta Services, Inc. . . . . . . . . .	42,248	8,198,224
	Union Pacific Corp. . . . . . . . . . .	36,528	8,910,275
	United Rentals, Inc. . . . . . . . . . .	17,800	11,132,120
	Wabtec Corp. . . . . . . . . . . . .	70,500	9,275,685
			45,793,212
26.49%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A) . . . . . . . . . . . .	27,100	16,741,838
	Apple, Inc. . . . . . . . . . . . . . .	86,409	15,933,820
	Cisco Systems, Inc. . . . . . . . . . .	300,133	15,060,674
	HP, Inc. . . . . . . . . . . . . . . .	496,645	14,258,678
	Intel Corp. . . . . . . . . . . . . . .	356,807	15,371,246
	International Business Machines Corp. .	96,776	17,773,880
	KLA Corp. . . . . . . . . . . . . . .	28,908	17,172,508
	Microchip Technology, Inc. . . . . . .	166,000	14,139,880
	Roper Technologies, Inc. . . . . . . .	27,603	14,822,811
			141,275,335
2.17%	MATERIALS
	Celanese Corp. Class A . . . . . . . .	41,785	6,112,728
	CF Industries Holdings, Inc. . . . . . . . . . . . .	72,552	5,478,402
			11,591,130
2.18%	REAL ESTATE
	Host Hotels & Resorts, Inc. . . . . . .	605,966	11,646,667
2.00%	UTILITIES
	DTE Energy Co.	49,702	5,239,585
	Public Service Enterprise Group, Inc.	93,753	5,436,736
			10,676,321
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QUARTERLY REPORT

	APPLIED FINANCE SELECT FUND
Schedule of Investments - continued	January 31, 2024 (unaudited)
		Shares	Value
97.95%	TOTAL COMMON STOCK . . . . . . . .	. . . . . .	$522,326,720
2.29%	MONEY MARKET FUND
	Federated Treasury Obligations Fund
	5.19%(B) . . . . . . . . . . . . . .	12,195,466	12,195,466
100.23%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		534,522,186
(0.23%)	Liabilities in excess of other assets . . . . . . . . . . .		(1,248,335)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . .		$533,273,851

(A)Non-income producing

(B)Effective 7 day yield as of January 31,2024

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

		Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock . . . . .	$522,326,720			$522,326,720
Money Market Fund . . .	12,195,466			12,195,466
Total Investments . . . .	$534,522,186			$534,522,186

3

QUARTERLY REPORT

APPLIED FINANCE SELECT FUND

Schedule of Investments - continued	January 31, 2024 (unaudited)

The cost of investments for Federal income tax purposes has been estimated as of January 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $406,322,940, and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$139,576,539
Gross unrealized depreciation . . . .	$ (11,377,294)
Net unrealized appreciation . . . . .	$128,199,245

4

QUARTERLY REPORT